WARRANTY LIABILITIES	6 Months Ended
Jun. 30, 2025
Guarantees and Product Warranties [Abstract]
WARRANTY LIABILITIES

11. WARRANTY LIABILITIES

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	22	22	17
Additional accrual	29	-	-
Utilized	(29)	-	-
Balance at end of the year/period	22	22	17

The warranty for machines sold typically covers a 12-month period from the date on which the machines are delivered and accepted by the customers. The warrant liability is based on estimates made from historical warranty data associated with similar products and services. The Company expects to make use of the accrued liability over the next operating period.